Insurance (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Operational Risks [Member]
Disclosure of insurance [Line Items]
End of term	08.24.2026
Insurance expense	R$ 7,748,650
Operational Risks Cutia And Bento Miguel [Member]
Disclosure of insurance [Line Items]
End of term	05.28.2027
Insurance expense	R$ 2,582,541
Operational Risks HPP Governador Jayme Canet Junior [member]
Disclosure of insurance [Line Items]
End of term	08.24.2026
Insurance expense	R$ 2,334,953
Operational Risks Aventura E SRMN [Member]
Disclosure of insurance [Line Items]
End of term	05.28.2027
Insurance expense	R$ 1,757,854
Operational Risks Brisa Potiguar [Member]
Disclosure of insurance [Line Items]
End of term	05.28.2027
Insurance expense	R$ 1,518,217
Operational Risks Ventos de Serrado Mel II e IV [Member]
Disclosure of insurance [Line Items]
End of term	05.28.2027
Insurance expense	R$ 1,292,937
Operational Risks São Bento [Member]
Disclosure of insurance [Line Items]
End of term	05.28.2027
Insurance expense	R$ 919,240
Operational Risks Elejor [Member]
Disclosure of insurance [Line Items]
End of term	03.06.2027
Insurance expense	R$ 901,950
Judicial Guarantee [Member]
Disclosure of insurance [Line Items]
End of term	08.10.2026
Insurance expense	R$ 683,415
Operational risks Jandaíra [Member]
Disclosure of insurance [Line Items]
End of term	05.28.2027
Insurance expense	R$ 664,953